Shareholder Report	12 Months Ended
	Oct. 31, 2024 USD ($) Holding	Oct. 31, 2023
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Global Opportunities Portfolio
Entity Central Index Key	0001475712
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000082717
Shareholder Report [Line Items]
Fund Name	Global Opportunities Portfolio
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global Opportunities Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php and selecting Eaton Vance Strategic Income Fund. You can also request this information by contacting us at 1-800-262-1122.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Opportunities Portfolio	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the ICE BofA 3-Month U.S. Treasury Bill Index (the Index):

↑ Out-of-Index exposures to non-agency mortgage-backed securities contributed to Fund returns relative to the Index during the period

↑ Out-of-Index exposures to agency mortgage-backed securities contributed to Fund performance relative to the Index during the period

↑ Out-of-Index exposures to collateralized loan obligations contributed to Fund performance versus the Index during the period

↓ The Fund’s out-of-Index use of derivatives for duration management and yield-curve positioning ― by investing in U.S. Treasury futures and interest-rate swaps ― detracted from returns relative to the Index during the period

↓ A portion of the Fund’s out-of-Index allocation to emerging-market debt investments detracted from returns relative to the Index during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Global Opportunities Portfolio	Bloomberg U.S. Universal Index	ICE BofA 3-Month U.S. Treasury Bill Index
10/14	$10,000	$10,000	$10,000
10/15	$9,959	$10,167	$10,002
10/16	$9,963	$10,682	$10,032
10/17	$10,631	$10,870	$10,105
10/18	$10,922	$10,658	$10,274
10/19	$11,272	$11,869	$10,521
10/20	$12,120	$12,576	$10,617
10/21	$12,548	$12,636	$10,623
10/22	$12,175	$10,641	$10,706
10/23	$12,533	$10,768	$11,217
10/24	$13,990	$11,974	$11,821

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Global Opportunities Portfolio	11.62%	4.41%	3.41%
Bloomberg U.S. Universal IndexFootnote Reference1	11.20%	0.18%	1.82%
ICE BofA 3-Month U.S. Treasury Bill Index	5.39%	2.36%	1.69%

Material Change Date		Oct. 31, 2023
AssetsNet	$ 4,908,627,838
Holdings Count | Holding	1,204
Advisory Fees Paid, Amount	$ 19,885,147
InvestmentCompanyPortfolioTurnover	280.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,908,627,838
# of Portfolio Holdings (including derivatives)	1,204
Portfolio Turnover Rate	280%
Total Advisory Fees Paid	$19,885,147

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.

Material Fund Change Expenses [Text Block]	The net expense ratio increased from the prior year primarily due to an increase in interest expense and fees related to short sales and financing activities.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since October 31, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by March 1, 2025 at www.eatonvance.com/open-end-mutual-fund-documents.php or upon request by contacting us at 1-800-262-1122.

Updated Prospectus Phone Number	1-800-262-1122